UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     February 01, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $141,016 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100     1054   259001 SH       SOLE                   259001        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     6020   115000 SH       SOLE                   115000        0        0
APPLE COMPUTER INC             COM              037833100     4186    65000 SH       SOLE                    65000        0        0
ARRIS GROUP INC                COM              04269Q100     3640   517093 SH       SOLE                   517093        0        0
AUDIOVOX CORP                  CL A             050757103     7753   491347 SH       SOLE                   491347        0        0
AUTOBYTEL INC                  COM              05275N106      689   114000 SH       SOLE                   114000        0        0
AUTODESK INC                   COM              052769106     6831   180000 SH       SOLE                   180000        0        0
BLUE COAT SYSTEMS INC          COM NEW          09534T508     1359    73000 SH       SOLE                    73000        0        0
BLUE NILE INC                  COM              09578R103      276    10000 SH       SOLE                    10000        0        0
BOSTON COMMUNICATIONS GROUP    COM              100582105      387    41900 SH       SOLE                    41900        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    12315   500000 SH       SOLE                   500000        0        0
CHINA FIN ONLINE CO LTD        SPONSORED ADR    169379104      606    55000 SH       SOLE                    55000        0        0
COGNOS INC                     COM              19244C109     9164   208000 SH       SOLE                   208000        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     2664    39800 SH       SOLE                    39800        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104     2983   165000 SH       SOLE                   165000        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103     2276   140000 SH       SOLE                   140000        0        0
FILENET CORP                   COM              316869106      920    35709 SH       SOLE                    35709        0        0
GEVITY HR INC                  COM              374393106    10390   505337 SH       SOLE                   505337        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     2376   131000 SH       SOLE                   131000        0        0
GOOGLE INC                     CL A             38259P508     3305    17142 SH       SOLE                    17142        0        0
HURON CONSULTING GROUP INC     COM              447462102      743    33460 SH       SOLE                    33460        0        0
IPASS INC                      COM              46261V108      481    65000 SH       SOLE                    65000        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     3967   115000 SH       SOLE                   115000        0        0
JUPITERMEDIA CORP              COM              48207D101     3924   165000 SH       SOLE                   165000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      957   282370 SH       SOLE                   282370        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109     1915   285000 SH       SOLE                   285000        0        0
MERCURY INTERACTIVE CORP       COM              589405109     2050    45000 SH       SOLE                    45000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     8657    62500 SH       SOLE                    62500        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2513   140000 SH       SOLE                   140000        0        0
NTL INC DEL                    COM              62940M104     3283    45000 SH       SOLE                    45000        0        0
PLANTRONICS INC NEW            COM              727493108     9331   225000 SH       SOLE                   225000        0        0
PROVIDE COMM INC               COM              74373W103     7352   197900 SH       SOLE                   197900        0        0
REDBACK NETWORKS INC           COM NEW          757209507      731   136447 SH       SOLE                   136447        0        0
RESEARCH IN MOTION LTD         COM              760975102     2670    32400 SH       SOLE                    32400        0        0
SALESFORCE COM INC             COM              79466L302     1541    91000 SH       SOLE                    91000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     4715   500000 SH       SOLE                   500000        0        0
TELEWEST GLOBAL INC            COM              87956T107     6592   375000 SH       SOLE                   375000        0        0
VALUECLICK INC                 COM              92046N102      400    30000 SH       SOLE                    30000        0        0